Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligations, Noncurrent	$ 8,792	$ 37,996
Pension liabilities	7,416	9,172
Derivative liabilities (note 15)	0	597
Unrecognized tax benefits (note 21)	46,956	51,562	$ 53,665	$ 36,816
Office lease liability – long-term (note 1)	4,868	22,435
Other	678	352
Other long-term liabilities (notes 6)	72,508	109,075
Office Building [Member]
Office lease liability – long-term (note 1)	$ 8,666	$ 9,396